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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
235 W. Galena Street, Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: July 1, 2015 - June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Form N-PX Proxy Voting Records
Fund Name: ACR Multi-Strategy Quality Return (MQR) Fund
Reporting Period: 07/01/15 to 6/30/16

Issuer: a Kingstone Financial
Ticker: b KINS
CUSIP: c 496719105
Meeting Date: d 8/11/2015

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
1 Elect Board of Directors
	1	Barry B. Goldstein	Board of Directors	For	For
	2	Jay M. Haft	Board of Directors	For	For
	3	Jack D. Selbal	Board of Directors	For	For
	4	Floyd R. Tupper	Board of Directors	For	For
2		To approve the Company's 2014 Equity Partricipation Plan	Board of Directors	For	For
3		To ratify the selection of Marcum LLP as the Company's independent registered public accounting firm for the fiscal year ending Dec. 31, 2015.	Board of Directors	Against	For

Issuer: a Vodafone
Ticker: b VOD
CUSIP: c 92857W308
Meeting Date: d 7/28/2015

Ballot Issue [e]	Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
1	To receive the Company's accounts, the strategic report and reports of the directos and the auditor for the year ended 31 March 2015.	Board of Directors	For	For
2	To re-elect Gerard Kleisterlee as a director	Board of Directors	Withheld	For
3	To re-elect Vittorio Colao as a director	Board of Directors	For	For
4	To re-elect Nick Read as a director	Board of Directors	Withheld	For
5	To re-elect Sir Crispin Davis as a director	Board of Directors	Withheld	For
6	To elect Dr. Mathias Dopfner as a director in accordance with the Company's articles of association	Board of Directors	Withheld	For
7	To re-elect Dame Clara Furse as a director	Board of Directors	Withheld	For
8	To re-elect Valerie Gooding as a director	Board of Directors	Withheld	For
9	To re-elect Renedd James as a director	Board of Directors	Withheld	For
10	To re-elect Samuel Jonah as a director	Board of Directors	Withheld	For
11	To re-elect Nick Land as a director	Board of Directors	Withheld	For
12	To re-elect Philip Yea as a director	Board of Directors	Withheld	For
13	To delcara a final dividend of 7.62 pence per ordinary share for the year ended 31 march 2015.	Board of Directors	Against	For
14	To approve the Remuneration Report of the Board for the year ended 31 March 2015.	Board of Directors	For	For
15	To reappoiint PriceWaterhouseCoopers LLP as the auditor to the Company until the end of the next general meeting at which accounts are laid before the Company.	Board of Directors	Withheld	For
16	To authorize the Audit and Risk Committee to determine the remuneration of the audtior	Board of Directors	For	For
17	To authorize the directors to allot shares	Board of Directors	For	for
18	To authorize the directors to dis-apply pre-emption rights	Board of Directors	For	For
19	To authorize the Company to purchase its own shares	Board of Directors	For	For
20	To authorize political donations and expenditure	Board of Directors	Withheld	For
21	To authorize the Company to call general meetings (other than AGMs) on 14 clear days' notice	Board of Directors	For	For

Issuer: a Fairfax Financial Holdings
Ticker: b FRFHF
CUSIP: c 303901102
Meeting Date: d 7/21/2015

Ballot Issue [e]	Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
1a.	Election of Trustee John T. Collins	Board of Directors	For	For
1b.	Election of Trustee Maureen Lally-Green	Board of Directors	For	For
1c.	Election of Trustee P. Jerome Richey	Board of Directors	For	For
1d.	Election of Trustee G. Thomas Hough	Board of Directors	For	For
2a.
Permit the Trust or any fund to comply with requirements of rule 2A-7 under the Investment Company Act of 1940 including to involuntarily redeem shares of shareholders who do not meet onwership qualification or to comply with applicable laws and regulations
		Board of Directors	For	For
2b.
To modernize and make more efficient the trusts declaration of trust through the following amendments permit the trustees to authorize the trust or any fund or class as applicable, to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, exchange shares or re-domicile without shareholder approval, To the extent permitted under the 1940 ACT.
		Board of Directors	Abstain	For
2c.
To modernize and make more efficient the Trusts' declaration of Trust through the following amendments. Permit future amendments to the declaration of trust to be made by the trustees, to the extent that a shareholder vote is not required under the 1940 Act and that those amendments are not in contravention of federal securities laws.
		Board of Directors	For	For

Issuer: a Fairfax Financial Holding
Ticker: b FRFHF
CUSIP: c 303901102
Meeting Date: d 8/24/2015

Ballot Issue [e]	Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
1
The special resoulution approving an amendment of the articles of incorporation of Fairfax Financial Holdings Limited to (i) increase the number of votes attached to the multiple voting shares from ten votes to 50 votes per mulitple voting share, subject to adjustment in accordance with Fairfax's articles of incorporation and subject to certain limitations on the total number of votes represented by the multiple voting shares, including that the votes attached to the multiple voting shares represent no more than 41.8% of the votes attached to all outstanding multiple voting shares and subordinate voting shares of Fairfax, (ii) subjecting the vote increase described in (i) above to a shareholder ratification procedure, (iii) creating provisions to ensure equal treatment of holders of multiple voting shares and subordinate voting shares in the event of certain transactions, and (iv) make certain corresponding and factual updating amendments, as more particularly described in the Management Proxy Circular date June 12, 2015, the full text of which special resolution and Amendment are set forth in Schedule A to the Circular.
		Board of Directors	For	For

Issuer: a Federated Treasury Obligations
Ticker: b TOIXX
CUSIP: c 60934N500
Meeting Date: d 8/6/2015

Ballot Issue [e]	Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
1a.	Election of Trustee John T. Collins	Board of Directors	For	For
1b.	Election of Trustee Maureen Lally-Green	Board of Directors	For	For
1c.	Election of Trustee P. Jerome Richey	Board of Directors	For	For
1d.	Election of Trustee G. Thomas Hough	Board of Directors	For	For
2a
Permit the trust or any fund to comply with requirements of the rule 2A-7 under the Investment Company Act of 1940 including involuntarily redeem shares of shareholder who do not meet ownership qualifications or to comply with the applicable laws and regulations.
		Board of Directors	For	For
2b
To Modernize and make more efficient the trust's delcarion of trust throught the following amendments: permit the trustees to authorize the trust, or any fund or class, as applicable, to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, exchange shares or re-domicile without shareholder approval, to the extent permied under the 1940 Act.
		Board of Directors	Abstain	For
2c
To modernize  and make more efficient the trust's declaration of trust through the following  amendments: permit future amendments to the declaration of trust to be made by the trustees, to the extent that a shareholder vote is not required under the 1940 Act and that those amendments are not in contravetion of federal securities laws.
		Board of Directors	For	For

Issuer: a Humana
Ticker: b HUM
CUSIP: c 444859-102
Meeting Date: d 10/19/2015

Ballot Issue [e]	Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
1
Adoption of the agreement and pland of merger, dated as of July 2, 2015 among Aetna Inc. Echo Merger Sub, Inc. a Delaware Corporation and Wholly owned subsidiary of Aetna, Echo Merger Sub, LLC, a Delaware lLC and wholly owned subsidiary of Aetna, and Human Inc., as it may be...)
		Board of Directors	For	For
2
Adjournment from time to time of the special meeting, if necessary, to solicit additional proxies if there are not sufficient votes to adopt the merger agreement at the time of the special meeting or any adjournment or postponement thereof.
		Board of Directors	For	For
3
Approval on an advisory (non-binding) basis, of compensation tha will or may be paid or provided by humana to its name executive officers in conection with the merger contemplated by the merger agreement.
		Board of Directors	Against	For

Issuer: a Southern Missouri Bancorp
Ticker: b SMBC
CUSIP: c 843380106
Meeting Date: d 10/26/2015

Ballot Issue [e]	Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
1	Vote election of directors: 01- Greg A. Steffens, 02-Douglas Bagby, 03- David J. Tooley, 04-Todd E. Hensley	Board of Directors	Withold	For
2	The Advisory (non-binding) vote on our executive compensation as disclosed in the accompanying proxy statement.	Board of Directors	For	For
3	The ratification of the appointment of BKD, LLP as Souther Missouri Bancopr's independent auditors for he fiscal year ending June 30, 2015.	Board of Directors	For	For

Issuer: a Sysco
Ticker: b SYY
CUSIP: c 871829107
Meeting Date: d 11/18/2015

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
1 Election of Directors
	1a	Election of director John M. Cassaday	Board of Directors	Against	For
	1b	Election of director Judith B. Craven, M.D.	Board of Directors	Against	For
	1c	Election of director William J. Delaney	Board of Directors	Against	For
	1d	Election of director Joshua D. Frank	Board of Directors	For	For
	1e	Election of director Larry C. Glasscock	Board of Directors	Against	For
	1f	Election of director Jonathan Golden	Board of Directors	Against	For
	1g	Election of director Joseph A. Hafner, Jr.	Board of Directors	Against	For
	1h	Election of director Hans-Joachim Koerber	Board of Directors	Against	For
	1i	Election of director Nancy S. Newcomb	Board of Directors	Against	For
	1j	Election of director Nelson Peltz	Board of Directors	For	For
	1k	Election of director Richard G. Tilghman	Board of Directors	Against	For
	1l	Election of director Jackie M. Ward	Board of Directors	Against	For
2		To approve, by advisory vote, the compensation paid to Sysco's named executive officers, as disclosed in Sysco's 2016 Proxy statement.	Board of Directors	Against	For
3		To ratify the appointment of Ernst & Young LLP as Sysco's independent registered public accounting firm for fiscal year 2016.	Board of Directors	Abstain	For

Issuer: a Precision Castparts
Ticker: b PCP
CUSIP: c 740189105
Meeting Date: d 11/19/2015

Ballot Issue [e]	Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
1	Approve the agreement and plan of merger, dated as of August 8, 2015, by and among Berkshire Hathaway, Inc., NW Merger Sub Inc., and Precision Castparts Corp.	Board of Directors	For	For
2	Approve of a non-binding, advisory basis the compensation that may be paid or become payable to the company’s named executive officers in connection with, or following, the consummation of the merger.	Board of Directors	Against	For

Issuer: a Microsoft
Ticker: b MSFT
CUSIP: c 594918104
Meeting Date: d 12/2/2015

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
1. Election of Directors
	1.01	William H. Gates III	Board of Directors	For	For
	1.02	Teri L. List-Stoll	Board of Directors	For	For
	1.03	G. Mason Morfit	Board of Directors	For	For
	1.04	Satya Madella	Board of Directors	For	For
	1.05	Charles H. Noski	Board of Directors	For	For
	1.06	Helmut Panke	Board of Directors	For	For
	1.07	Sandra E. Peterson	Board of Directors	For	For
	1.08	Charles W. Schart	Board of Directors	For	For
	1.09	John W. Stanton	Board of Directors	For	For
	1.1	John W. Thompson	Board of Directors	For	For
	1.11	Padmasree Warrior	Board of Directors	For	For
2		Advisory vote on executive compensation	Board of Directors	Against	For
3		Ratification of Deloitte & Touche LLP as our independent auditor for fiscal year 2016.	Board of Directors	For	For

Issuer: a Fairfax Financial Holdings
Ticker: b TSX: FFH
CUSIP: c 303901102
Meeting Date: d 4/12/2016

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
1 Election of Directors
	1	Anthony F. Griffiths	Directors	For	For
	2	Robert J. Gunn	Directors	For	For
	3	Alan D. Horn	Directors	For	For
	4	John R.V. Plamer	Directors	For	For
	5	Timothy R. Price	Directors	For	For
	7	Bemjamin P. Watsa	Directors	For	For
	8	Prem Watsa	Directors	For	For
2		Appointment of PriceWaterHouseCoopers LLP as auditor for the corporation.	Directors	For	For

Issuer: a Johnson & Johnson
Ticker: b JNJ
CUSIP: c 478160104
Meeting Date: d 4/27/2016

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
1 Election of Directors
	1a	Mary C. Beckerle	Board of Directors	Against	For
	1b	D. Scott Davis	Board of Directors	Against	For
	1c	Ian E L Davis	Board of Directors	Against	For
	1d	Alex Gorsky	Board of Directors	Against	For
	1e	Susan L. Lindquist	Board of Directors	Against	For
	1f	Mark B. McClellan	Board of Directors	Against	For
	1g	Anne M. Mulcahy	Board of Directors	Against	For
	1h	William D. Perez	Board of Directors	Against	For
	1i	Charles Prince	Board of Directors	Against	For
	1j	A. Eugene Washington	Board of Directors	Against	For
	1k	Ronald A. Williams	Board of Directors	Against	For
2		Advisory vote to ap[p[rove named executive officer compensation.	Board of Directors	Against	For
3		Ratification of appointment of PriceWaterHouseCoopers LLP as the independent Registered Public Accounting Firm for 2016.	Board of Directors	Abstain	For
4		Shareholder Proposal-Policy for Share Repurchase Preference.	Board of Directors	Against	Against
5		Shareholder Proposal- Independent Board Chairman	Board of Directors	For	Against
6		Shareholder Proposal- Report on lobbying disclosure	Board of Directors	Against	Against
7		Shareholder Proposal -Take back programs for unused medicines	Board of Directors	Abstain	Against

Issuer: a Danone
Ticker: b DANOY
CUSIP: c 399449107
Meeting Date: d 4/28/2016

Ballot Issue [e]	Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
1	Approval of the statutory financial statement for the fiscal year end Dec. 31, 2015	Management	Not Voted	Not Voted
2	Approval of the consolidated financial statements for the fiscal year end Dec. 31, 2015	Management	Not Voted	Not Voted
3	Allocation of earnings for the fiscal year ended Dec. 31, 2015 and setting of the dividend at 1.60 per share	Management	Not Voted	Not Voted
4	Renewal of the term of office of Mr. Franck RIBOUD as director.	Management	Not Voted	Not Voted
5	Renewal of the term of office of Mr. Emmanual FABER as director.	Management	Not Voted	Not Voted
6	Appointment of Mrs. Clara GAYMARD as director.	Management	Not Voted	Not Voted
7	Reneal of the term of office of PriceWaterHouseCoopers Audit as stautory auditor.	Management	Not Voted	Not Voted
8	Appointment of Ernst & Young audit as staturoy auditor	Management	Not Voted	Not Voted
9	Appointment of Mr. Jean-Christopher Georghiou as substitute statutory auditor	Management	Not Voted	Not Voted
10	Renewal of the term of office of Auditex as substitute statutory auditor	Management	Not Voted	Not Voted
11	Approval of an agreement referred to in Articles L.225-38 et seq of the French commercial code entered into with the mutual investment fund (SICAV) danone communities.	Management	Not Voted	Not Voted
12	Approval of the undertakings referred to in Article L.225-22-1 of the French commercial code regarding Mr. Emmanuel Faber's severance package in certain cases of termination of his office.	Management	Not Voted	Not Voted
13	Approval of the undertakings referred to in Articles L.225-22-1 and L. 225-42-1 of the French commercial code regarding Mr. Emmanuel Faber's Retirement commitments.	Management	Not Voted	Not Voted
14	Advisory opinion on the components of compensation due or awarded for the fiscal year ended Dec. 31, 2015 to Mr. Franck Riboud, Chairman of the Board of Directors.	Management	Not Voted	Not Voted
15	Advisory opinion on the components of compensation due or awarded for the fiscal year ended Dec. 31, 2015 to Mr. Emmanual Faber, Chief Executive Officer.	Management	Not Voted	Not Voted
16	Authorization granted to the Board of Directors to purchase, retain or transfer the Company' shares.	Management	Not Voted	Not Voted
17	Authorization granted to the Board of Directors to allocate existing or newly issued shares of the Company, without preferential subscription right of the shareholders.	Management	Not Voted	Not Voted
18	Powers to carry out formalites.	Management	Not Voted	Not Voted

Issuer: a Berkshire Hathaway
Ticker: b BRK.B
CUSIP: c 84670702
Meeting Date: d 5/2/2016

Ballot Issue [e]	Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
1
Vote for election of the following nominees: 01-Warren E. buffterr, 02-Charles T. Munger, 03-Howard  G. Buffett, 04-Stephen b. Burke, 05- Susan L. Decker, 06-William H. Gates III, 07-David S. Gottesman, 08-Charlotte Guyman, 09- Thomas S. Murphy, 10-Ronald L. Olson, 11-Walter Scott, Jr. 12-Meryl B. Witmer
		Directors	For	For

Issuer: a MBIA, Inc.
Ticker: b MBI
CUSIP: c 55262C100
Meeting Date: d 5/3/2016

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
1 Election of Directors
	1a	Joseph W. Brown	Board of Directors	Against	For
	1b	Maryann Bruce	Board of Directors	Against	For
	1c	Keith D. Curry	Board of Directors	Against	For
	1d	Steven J. Gilbert	Board of Directors	Against	For
	1f	Lois A. Scott	Board of Directors	Against	For
	1g	Theodore Shasta	Board of Directors	Against	For
	1h	Richard C. Vaughan	Board of Directors	Against	For
2		To approve, on an advisory basis, executive compensation.	Board of Directors	Against	For
3		To ratify the selection of PriceWaterHouseCoopers LLP, certified public accountants, as independent auditors for the Company for the year 2016.	Board of Directors	For	For

Issuer: a Express Scripts
Ticker: b ESRX
CUSIP: c 30219G108
Meeting Date: d 5/4/2016

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
1 Election of Directors
	1a	Maura C. Breen	Board of Directors	Against	For
	1b	William J. DeLaney	Board of Directors	Against	For
	1c	Elder Granger, MD. MG, USA (Retired)	Board of Directors	Abstain	For
	1d	Nicholas J. LaHowchic	Board of Directors	Against	For
	1f	Frank Mergenthaler	Board of Directors	Abstain	For
	1g	Woodrow a. Myers, Jr., MD	Board of Directors	Abstain	For
	1h	Roderick A. Palmore	Board of Directors	For	For
	1i	George Paz	Board of Directors	For	For
	1j	William L. Roper, MD, MPH	Board of Directors	Abstain	For
	1k	Seymour Sternberg	Board of Directors	Against	For
	1l	Timorthy Wentworth	Board of Directors	For	For
2		To ratify the appoinment of PriceWaterHouseCoopers LLP as the company's independent registered public accountants for 2016.	Board of Directors	Abstain	For
3		To approve by non-binding vote, executive compensation.	Board of Directors	Against	For
4		To approve and ratify the Express Scripts Holding Company 2016 Long-Term Incentive Plan.	Board of Directors	Abstain	For
5		Stockholder proposal regarding and independent board chairman.	Board of Directors	Abstain	Against
6		Stockholder proposal regarding political activities disclosure.	Board of Directors	Abstain	Against

Issuer: a Pentair PLC
Ticker: b PNR
CUSIP: c H6169Q108
Meeting Date: d 5/6/2016

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
1 Election of Directors
	1a	Glynis A. Bryan	Board of Directors	Abstain	For
	1b	Jerry W. Burris	Board of Directors	Abstain	For
	1c	Carol Anthony (Jon) Davidson	Board of Directors	Abstain	For
	1d	Jacquest Esculier	Board of Directors	Abstain	For
	1f	David H.Y. Ho	Board of Directors	Abstain	For
	1g	Randall J. Hogan	Board of Directors	Abstain	For
	1h	David A. Jones	Board of Directors	Abstain	For
	1i	Ronald L. Merriman	Board of Directors	Abstain	For
	1j	William T. Monahan	Board of Directors	Abstain	For
	1k	Billie Ida Williamson	Board of Directors	Abstain	For
2		To approve, by non-binding advisory vote, the compensation of the named executive officers.	Board of Directors	Against	For
3
To ratify, by non-binding advisory vote, the appointment of Deloitte & Touche LLP as the independent auditors of Pentair PLC and to authorize, by binding vote, the Audit and Finance Committee to set the auditors' remuneration.
			Board of Directors	Abstain	For
4		To authorize the price range at which Pentair PLC can re-allot shares it holds as treasury shares under the Irish law.	Board of Directors	For	For
5		To amend Pentair PLC Articles of Association to increase the maximum number of directors from eleven to twelve.	Board of Directors	For	For
6a		To amend Pentair PLC's Articles of Association to make certain administrative amendments.	Board of Directors	For	For
6b		To amend Pentair PLCs Memorandum of Association to make certain administrative amendments.	Board of Directors	For	For

Issuer: a SPX Flow
Ticker: b FLOW
CUSIP: c 78469X107
Meeting Date: d 5/11/2016

Ballot Issue [e]	Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
1.1	Election of Director Anne K. Altman	Board of Directors	Abstain	For
1.2	Election of Director Patrick D. Campbell	Board of Directors	Abstain	For
1.3	Election of Director Marcus G. Michael	Board of Directors	For	For
2	To approve, by non-binding vote, the compensation of SPX Flow's named executive officers as disclosed in its proxy statement.	Board of Directors	For	For
3	To recommend, by non-binding vote, the frequency of non-binding stockholder votes to approve the compensation of SPX Flow's named executive officers.	Board of Directors	1 Year	For
4
To re-approve material terms allowing for the granting of certain performance-based awards under our SPX Flow stock compensation plan for purposes of qualifying our executive compensation for deductibleitiy under section 162(M) of the internal revenue code.
		Board of Directors	For	For
5
To re-approved material terms allowing for the granting of certain performance-based awards under our SPX Flow executive annual bonus plan for purposes of qualifying our executive compensation for deductibility under section 162(M) of the internal revenue code.
		Board of Directors	For	For
6	To ratify the appointment of Deloitte & Touche LLP as our independent puclic accountants for 2016.	Board of Directors	Abstain	For

Issuer: a JP Morgan Chase
Ticker: b JPM
CUSIP: c 46625H100
Meeting Date: d 5/17/2016

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
1 Election of Directors
	1.01	Linda B. Bammann	Board of Diretors	Against	For
	1.02	James A. Bell	Board of Diretors	Against	For
	1.03	Crandall C. Bowles	Board of Diretors	Against	For
	1.04	Stephen B. Burke	Board of Diretors	Against	For
	1.05	James S. Crown	Board of Diretors	Against	For
	1.06	James Dimon	Board of Diretors	Against	For
	1.07	Timothy P. Flynn	Board of Diretors	Against	For
	1.08	Laban P. Jackson, Jr.	Board of Diretors	Against	For
	1.09	Michael A. Neal	Board of Diretors	Against	For
	1.1	Lee R. Raymond	Board of Diretors	Against	For
	1.11	William C. Weldon	Board of Diretors	Against	For
2		Advisory resoulution to approve executive compensation.	Board of Diretors	Against	For
3		Ratification of independent registered public accounting firm.	Board of Diretors	For	For
4		Indpenedent board chariman require an independent chair.	Board of Diretors	Against	Against
5		How votes are counted count votes using only for and against and ignore abstentions.	Board of Diretors	Against	Against
6		Vesting for government service-prohibit vesting of equity based awards for senior executives due to voluntary resgination to enter government service.	Board of Diretors	Against	Against

Issuer: a Level 3 Communications
Ticker: b LVLT
CUSIP: c 52729N308
Meeting Date: d 5/19/2016

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
	1a	James O. Ellis, Jr.	Board of Directors	For	For
	1b	Jeff K. Storey	Board of Directors	For	For
	1c	Kevin P. Chilton	Board of Directors	For	For
	1d	Steven T. Clontz	Board of Directors	For	For
	1f	T. Michael Glenn	Board of Directors	For	For
	1g	Spencer B. Hays	Board of Directors	For	For
	1h	Michael J. Mahoney	Board of Directors	For	For
	1i	Kevin W. Mooney	Board of Directors	For	For
	1j	Peter Seah Lim Huat	Board of Directors	For	For
	1k	Peter Van Oppen	Board of Directors	For	For
2		To approve, on an advisory basis, the named executive officer executive compensation.	Board of Directors	For	For
3		To approve an amendment to our restated certificate of incorporation.	Board of Directors	For	For
4		To ratify our by law providing that Delaware is the exlusive forum for certain legal actions.	Board of Directors	For	For
5		To ratify the appointment of our independent auditor.	Board of Directors	For	For

Issuer: a Intel
Ticker: b INTC
CUSIP: c 458140100
Meeting Date: d 5/19/2016

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
1 Election of Directors
	1a	Charlene Barshefsky	Board of Directors	Abstain	For
	1b	Anneel Bhusri	Board of Directors	Abstain	For
	1c	Andy D. Bryant	Board of Directors	Abstain	For
	1d	John J. Donahoe	Board of Directors	Abstain	For
	1e	Reed E. Hundt	Board of Directors	Abstain	For
	1f	Brian M. Krzanich	Board of Directors	For	For
	1g	James D. Plummer	Board of Directors	Abstain	For
	1h	David S. Pottruck	Board of Directors	Abstain	For
	1i	Frank D. Yeary	Board of Directors	Abstain	For
	1j	David B. Yoffie	Board of Directors	Abstain	For
2		Ratification of selection of Ernst & Young LLP as our independent registered public accounting firm for 2016.	Board of Directors	Abstain	For
3		Advisory vote to approve executive compensation.	Board of Directors	Against	For
4		Stockholder proposal on implementing principles entitle "Holy Land Principles".	Board of Directors	Against	Against
5		Stockholder proposal on whether to allow stockholders to act by written consent.	Board of Directors	Abstain	Against
6		Stockholder proposal on whether to adopt an alternative vote counting standard.	Board of Directors	Abstain	Against

Issuer: a SPX Corp
Ticker: b SPXC
CUSIP: c 784635104
Meeting Date: d 5/24/2016

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
1 Election of Directors
	1.1	Ricky D. Puckett	Board of Directors	For	For
	1.2	Tana L. Utley	Board of Directors	For	For
	1.3	Ruth G. Shaw	Board of Directors	For	For
	1.4	Eugene J. Lowe, III	Board of Directors	For	For
	1.5	Patrick J. O'Leary	Board of Directors	For	For
	1.6	David A. Roberts	Board of Directors	For	For
2		Approval of named executive officers' compensation, on a non-binding advisory basis.	Board of Directors	For	For
3		Re-approval of executive annual bonus plan.	Board of Directors	For	For
4		Ratification of appointment of Deloitte & Touche LLP as the company's independent registered public accounting firm for the 2016 fiscal year.	Board of Directors	Abstain	For

	1.01	Michel P. Desbiens	Board of Directors	For	For
	1.02	Jennifer C. Dolan	Board of Directors	For	For
	1.03	Richard D. Falconer	Board of Directors	For	For
	1.04	Richard Garneau	Board of Directors	For	For
	1.05	Jeffrey A. Heam	Board of Directors	For	For
	1.06	Bradley P. Martin	Board of Directors	For	For
	1.07	Alain Rheaume	Board of Directors	For	For
	1.08	Michael S. rousseau	Board of Directors	For	For
	1.09	David H. Wilkins	Board of Directors	For	For
2		Ratification of PriceWaterHouse Coopers LLP appointment.	Board of Directors	For	For
3		Advisory vote to approve executive compensation.	Board of Directors	For	For

Issuer: a Walmart
Ticker: b WMT
CUSIP: c 931142103
Meeting Date: d 6/3/2016

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
1 Election of Directors
	1a	James I. Cash, Jr.	Board of Directors	Against	For
	1b	Pamela J. Craig	Board of Directors	Against	For
	1c	Timothy P. Flynn	Board of Directors	Against	For
	1d	Thomas W. Horton	Board of Directors	Against	For
	1e	Marissa A. Mayer	Board of Directors	Against	For
	1f	C. Douglas Mc Millon	Board of Directors	Against	For
	1g	Gregory B. Penner	Board of Directors	Against	For
	1h	Steven S. Reinemund	Board of Directors	Against	For
	1i	Kevin Y. Systrom	Board of Directors	Against	For
	1j	S. Robson Walton	Board of Directors	Against	For
	1k	Steuart L. Walton	Board of Directors	Against	For
	1l	Linda S. Wolf	Board of Directors	Against	For
2		Advisory vote to approve named executive officer compensation.	Board of Directors	Against	For
3		Approval of the Wal-Mart Stores, Inc. 2016 Associate Stock Purchase Plan.	Board of Directors	Against	For
4		Ratification of Ernst & Young LLP as independent accountants.	Board of Directors	Abstain	For
5		Request to adop an Independet Chairman Policy.	Board of Directors	For	Against
6		Request for annual report regarding Incentive Compensation Plans.	Board of Directors	For	Against
7		Request for report regarding criteria for operationg in high-risk regions.	Board of Directors	Against	Against

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investment Managers Series Trust II

By (Signature and Title)*		/s/ Terrance P. Gallagher
Terrance P. Gallagher, President
Date	August 22, 2016

*	Print the name and title of each signing officer under his or her signature.